Quarterly Report
November 30, 2021
MFS®  Government
Securities Fund
MFG-Q3

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Asset-Backed & Securitized – 7.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.038%, 11/15/2054 (i)	$22,131,488	$1,625,447
ACREC Ltd., 2021-FL1, “AS”, FLR, 1.589% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	7,778,000	7,768,932
ACREC Ltd., 2021-FL1, “B”, FLR, 1.888% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	6,036,500	6,037,907
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.673% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	6,215,880	6,216,185
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.589% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	3,901,000	3,881,483
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 1.489% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	6,638,000	6,605,188
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.214% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	362,654	362,376
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.431%, 7/15/2054 (i)	21,357,645	2,043,333
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.764%, 2/15/2054 (i)	13,963,136	1,660,859
BDS Ltd., 2021-FL9, “A”, 1.159%, 11/16/2038 (n)	5,974,500	5,960,000
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.383%, 2/15/2054 (i)	44,014,168	3,992,045
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.273%, 3/15/2054 (i)	26,371,503	2,176,053
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	38,181,600	2,510,872
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.388%, 7/15/2054 (i)	33,821,835	3,199,119
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.404%, 8/15/2054 (i)	40,484,781	3,850,912
Benchmark Mortgage Trust, 2021-B29, “XA”, 1.16%, 9/15/2054 (i)(n)	45,621,581	3,433,594
BPCRE Holder LLC, FLR, 0.938% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	1,248,506	1,246,384
BPCRE Holder LLC, FLR, 1.638% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	1,306,500	1,305,677
BSPDF 2021-FL1 Issuer Ltd., “A”, 1.289%, 10/15/2036 (n)	3,712,000	3,712,000
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 1.569% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,700,500	4,700,500
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.389% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	7,779,500	7,779,726
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	1,256,151	1,268,402
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.001%, 12/15/2072 (i)(n)	23,508,199	1,385,268
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.441%, 2/15/2054 (i)	33,858,101	3,348,847
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.892%, 4/15/2054 (i)	19,069,263	1,099,436
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.158%, 6/15/2064 (i)	13,405,799	1,066,276
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,059,349
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,251,956
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,356,154
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,684,663
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,654,074
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,293,499
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	507,807	514,756
KREF Ltd., 2018-FT1, “AS”, FLR, 1.389% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	759,000	758,072
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.839% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	6,508,500	6,510,469
LoanCore Ltd., 2021-CRE6, “AS”, FLR, 1.739% (LIBOR - 1mo. + 1.65%), 11/15/2038 (n)	10,000,000	10,000,000
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.623% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,737,341
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.362% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	3,875,500	3,871,993
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.612% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	4,881,500	4,878,565
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.862% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	4,790,500	4,809,853
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.023%, 12/15/2051 (i)	24,454,996	1,220,933
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.424%, 5/15/2054 (i)	16,826,645	1,569,992
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.354%, 6/15/2054 (i)	20,745,363	1,759,244
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.222%, 10/15/2054 (i)	81,161,708	6,489,503
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.51% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,163,115	3,149,004
PFP III Ltd., 2021-7, “AS”, FLR, 1.241% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	5,441,728	5,414,988
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.28% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	4,105,000	4,101,148
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.58% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	1,261,500	1,261,500
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.324% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,826,749
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.12%, 1/15/2052 (i)(n)	13,800,787	804,736
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.682%, 8/15/2054 (i)	20,967,573	2,459,928
		$185,675,290

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.2%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$2,884,241
Hyundai Capital America, 2.375%, 2/10/2023 (n)	1,899,000	1,930,378
		$4,814,619
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$2,141,608
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$458,000	$461,883
Howard University, Washington D.C., 2.801%, 10/01/2023	505,000	517,116
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	556,000	563,392
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	688,000	692,044
		$2,234,435
Major Banks – 0.2%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$5,416,000	$5,350,588
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$4,139,000	$4,898,067
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	1,992,000	2,347,629
		$7,245,696
Mortgage-Backed – 46.4%
Fannie Mae, 2.152%, 1/25/2023	$1,450,006	$1,465,022
Fannie Mae, 2.41%, 5/01/2023	1,358,502	1,381,984
Fannie Mae, 2.55%, 5/01/2023	1,168,181	1,189,998
Fannie Mae, 5.5%, 6/01/2023 - 5/01/2044	10,867,229	12,475,809
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	9,723,697	11,034,488
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	23,679,286	26,199,977
Fannie Mae, 2.556%, 12/25/2026	4,554,848	4,789,915
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	46,943,914	51,320,647
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	29,191,758	30,585,909
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	4,753,521	4,871,490
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	1,894,026	188,281
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	815,098	920,741
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	2,479,442	2,849,115
Fannie Mae, 3%, 2/25/2033 (i)	1,939,179	190,027
Fannie Mae, 3.5%, 4/01/2038 - 5/01/2049	32,629,810	34,932,314
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	2,562,583	2,595,640
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	7,441,511	7,520,418
Fannie Mae, 2.75%, 9/25/2042	2,239,995	2,311,183
Fannie Mae, TBA, 3%, 12/25/2036	1,785,603	1,867,947
Fannie Mae, UMBS, 5.5%, 5/01/2044	1,639,772	1,893,427
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 12/01/2051	18,698,689	19,317,123
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	4,374,088	4,402,110
Fannie Mae, UMBS, 3%, 12/01/2051	6,347,980	6,616,131
Freddie Mac, 5%, 12/01/2021 - 12/01/2044	10,564,259	11,954,071
Freddie Mac, 5.5%, 5/01/2022 - 9/01/2041	4,714,586	5,416,071
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	4,092,050	4,514,289
Freddie Mac, 3.32%, 2/25/2023	4,570,623	4,699,867
Freddie Mac, 3.25%, 4/25/2023	8,989,611	9,255,370
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,506,524	1,731,827
Freddie Mac, 3.06%, 7/25/2023	871,000	900,389
Freddie Mac, 3.531%, 7/25/2023	240,000	249,762
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,787,725
Freddie Mac, 1.031%, 4/25/2024 (i)	43,313,173	770,494
Freddie Mac, 0.732%, 7/25/2024 (i)	58,100,849	641,933
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,952,893
Freddie Mac, 3.064%, 8/25/2024	6,042,782	6,299,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 2.67%, 12/25/2024	$10,948,000	$11,412,762
Freddie Mac, 3.062%, 12/25/2024	325,000	342,546
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,430,103
Freddie Mac, 3.329%, 5/25/2025	16,621,000	17,746,149
Freddie Mac, 3.284%, 6/25/2025	1,125,000	1,199,903
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,607,980	3,945,848
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,808,451
Freddie Mac, 3.5%, 11/15/2025 - 10/25/2058	42,805,724	45,581,919
Freddie Mac, 3.3%, 10/25/2026	7,808,000	8,488,295
Freddie Mac, 1.481%, 3/25/2027 (i)	5,583,000	380,570
Freddie Mac, 3.117%, 6/25/2027	5,237,000	5,676,491
Freddie Mac, 0.711%, 7/25/2027 (i)	105,596,550	3,123,271
Freddie Mac, 0.429%, 8/25/2027 (i)	83,111,557	1,896,140
Freddie Mac, 0.427%, 1/25/2028 (i)	150,992,661	2,732,046
Freddie Mac, 0.434%, 1/25/2028 (i)	62,146,247	1,157,113
Freddie Mac, 0.269%, 2/25/2028 (i)	176,453,216	1,677,611
Freddie Mac, 2.5%, 3/15/2028	641,160	649,764
Freddie Mac, 0.263%, 4/25/2028 (i)	113,521,277	1,006,911
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	30,701,517	32,276,765
Freddie Mac, 1.218%, 7/25/2029 (i)	19,373,967	1,442,671
Freddie Mac, 1.267%, 8/25/2029 (i)	33,864,896	2,645,383
Freddie Mac, 1.915%, 4/25/2030 (i)	14,430,646	1,986,150
Freddie Mac, 1.985%, 4/25/2030 (i)	20,077,463	2,869,680
Freddie Mac, 1.766%, 5/25/2030 (i)	12,033,779	1,552,506
Freddie Mac, 1.796%, 5/25/2030 (i)	26,880,424	3,731,820
Freddie Mac, 1.436%, 6/25/2030 (i)	11,124,134	1,169,268
Freddie Mac, 1.704%, 8/25/2030 (i)	10,235,210	1,297,318
Freddie Mac, 1.263%, 9/25/2030 (i)	6,568,138	622,140
Freddie Mac, 1.172%, 11/25/2030 (i)	13,158,725	1,170,336
Freddie Mac, 0.423%, 1/25/2031 (i)	50,226,559	1,317,322
Freddie Mac, 0.873%, 1/25/2031 (i)	19,512,958	1,294,220
Freddie Mac, 0.936%, 1/25/2031 (i)	14,681,587	1,151,517
Freddie Mac, 0.625%, 3/25/2031 (i)	40,544,491	1,741,735
Freddie Mac, 0.836%, 3/25/2031 (i)	17,260,719	1,105,112
Freddie Mac, 1.333%, 5/25/2031 (i)	7,120,528	749,216
Freddie Mac, 1.039%, 7/25/2031 (i)	11,674,001	976,038
Freddie Mac, 0.608%, 8/25/2031 (i)	14,903,849	667,590
Freddie Mac, 0.536%, 9/25/2031 (i)	50,149,699	2,466,442
Freddie Mac, 0.955%, 9/25/2031 (i)	14,983,637	1,143,707
Freddie Mac, 0.349%, 11/25/2031 (i)	73,361,326	2,389,356
Freddie Mac, 5.5%, 2/15/2036 (i)	472,872	85,216
Freddie Mac, 2%, 8/15/2036	3,617,890	3,654,176
Freddie Mac, 6.5%, 5/01/2037	176,441	202,659
Freddie Mac, 4.5%, 12/15/2040 (i)	171,116	16,437
Freddie Mac, 1.75%, 8/15/2041	1,730,105	1,760,814
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 12/01/2051	10,107,096	10,436,316
Freddie Mac, UMBS, 3%, 2/01/2050 - 7/01/2050	3,556,511	3,740,478
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	2,155,976	2,472,515
Ginnie Mae, 4.5%, 7/20/2033 - 7/20/2049	6,162,036	6,889,893
Ginnie Mae, 5.699%, 8/20/2034	1,661,171	1,876,734
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	5,074,473	5,423,476
Ginnie Mae, 3.5%, 10/20/2041 (i)	748,044	51,179
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	9,609,397	10,385,556
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	29,626,837	30,477,443
Ginnie Mae, 4%, 8/16/2042 (i)	835,335	108,949
Ginnie Mae, 3%, 2/20/2043 - 11/20/2051	31,604,215	32,957,943
Ginnie Mae, 2.25%, 9/20/2043	1,601,844	1,618,465
Ginnie Mae, 5.87%, 4/20/2058	42,379	47,478
Ginnie Mae, 0.557%, 2/16/2059 (i)	3,494,520	144,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 2%, 12/15/2051 - 1/15/2052	$20,575,000	$20,834,405
Ginnie Mae, TBA, 3.5%, 12/15/2051	47,117,230	49,211,738
Ginnie Mae, TBA, 3%, 12/20/2051	10,625,000	11,015,967
Ginnie Mae, TBA, 4%, 12/20/2051	21,225,000	22,412,273
Ginnie Mae, TBA, 2.5%, 1/15/2052	20,925,000	21,456,299
UMBS, 3%, 8/01/2050 - 6/01/2051	2,201,423	2,288,209
UMBS, TBA, 2%, 12/16/2036 - 12/25/2051	281,350,000	282,431,080
UMBS, TBA, 1.5%, 12/25/2036	13,750,000	13,821,973
UMBS, TBA, 2.5%, 12/25/2036 - 12/25/2051	141,090,000	144,801,273
UMBS, TBA, 3.5%, 12/13/2051	9,550,000	10,040,184
UMBS, TBA, 3%, 12/25/2051 - 1/13/2052	74,775,000	77,592,310
		$1,240,372,592
Municipals – 1.6%
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	$1,355,000	$1,370,834
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 1.838%, 12/01/2023	492,000	499,505
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.064%, 12/01/2024	985,000	1,004,604
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.214%, 12/01/2025	738,000	755,144
Chicago, IL, Transit Authority Sales Tax Receipts Refunding Rev., Taxable, “B”, 2.481%, 12/01/2026	1,723,000	1,780,644
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	4,695,000	4,833,625
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	445,000	461,071
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	2,165,000	2,256,791
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,780,286	1,836,972
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	14,792,000	14,658,339
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.36%, 12/01/2021	810,000	810,000
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	770,000	775,255
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	3,280,000	4,222,612
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.517%, 5/01/2026	1,680,000	1,688,561
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 2.195%, 12/01/2039	385,000	392,618
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	3,260,000	3,290,373
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	1,900,000	1,905,060
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	1,550,000	1,546,206
		$44,088,214
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,939,524
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 6.07%, 3/01/2022	$9,928	$9,957
Small Business Administration, 4.98%, 11/01/2023	33,056	34,169
Small Business Administration, 4.89%, 12/01/2023	97,020	99,304
Small Business Administration, 4.77%, 4/01/2024	117,239	120,965
Small Business Administration, 5.52%, 6/01/2024	57,428	59,404
Small Business Administration, 4.99%, 9/01/2024	121,724	125,194
Small Business Administration, 4.86%, 10/01/2024	70,604	73,081
Small Business Administration, 4.86%, 1/01/2025	164,010	169,900
Small Business Administration, 5.11%, 4/01/2025	97,712	101,905
Small Business Administration, 2.21%, 2/01/2033	1,073,237	1,090,509
Small Business Administration, 2.22%, 3/01/2033	1,691,544	1,720,068
Small Business Administration, 3.15%, 7/01/2033	1,643,460	1,726,567
Small Business Administration, 3.16%, 8/01/2033	635,131	667,038
Small Business Administration, 3.62%, 9/01/2033	686,397	729,504
Tennessee Valley Authority, 0.75%, 5/15/2025	3,827,000	3,795,877
		$10,523,442

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 40.0%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,587,863
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,142,776
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,233,339
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	2,965,802
U.S. Treasury Bonds, 1.625%, 5/15/2031	41,833,000	42,643,514
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,907,982
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	17,079,766
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	11,908,769
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	32,438,113
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	109,775,407
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	31,757,475
U.S. Treasury Notes, 1.5%, 9/15/2022	35,000,000	35,360,938
U.S. Treasury Notes, 0.125%, 9/30/2022	49,534,000	49,497,236
U.S. Treasury Notes, 0.125%, 2/28/2023	51,824,200	51,682,493
U.S. Treasury Notes, 2.5%, 3/31/2023	131,000,000	134,709,961
U.S. Treasury Notes, 0.125%, 5/31/2023	33,455,000	33,308,634
U.S. Treasury Notes, 0.125%, 6/30/2023	18,346,500	18,259,784
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	141,365,796
U.S. Treasury Notes, 0.375%, 10/31/2023	13,343,200	13,306,715
U.S. Treasury Notes, 0.125%, 12/15/2023	51,749,000	51,269,918
U.S. Treasury Notes, 2.875%, 7/31/2025	30,757,000	32,836,702
U.S. Treasury Notes, 0.25%, 9/30/2025	19,700,000	19,131,316
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	22,213,598
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	54,108,398
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	58,887,275
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	31,524,939
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	20,896,069
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	29,977,019
U.S. Treasury Notes, 1.75%, 11/15/2029	8,564,000	8,815,568
		$1,068,593,165
Total Bonds		$2,574,979,173
Investment Companies (h) – 28.6%
Money Market Funds – 28.6%
MFS Institutional Money Market Portfolio, 0.05% (v)	762,735,267	$762,735,267

Other Assets, Less Liabilities – (25.0)%		(666,792,705)
Net Assets – 100.0%		$2,670,921,735
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $762,735,267 and $2,574,979,173, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $117,240,011, representing 4.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.28% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/21	$4,105,000	$4,101,148
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.58% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/21	1,261,500	1,261,500
Total Restricted Securities			$5,362,648
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 11/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	50	$8,106,250	March – 2022	$202,113
U.S. Treasury Note 10 yr	Long	USD	678	88,690,875	March – 2022	1,196,751
U.S. Treasury Note 5 yr	Long	USD	126	15,296,203	March – 2022	3,338
U.S. Treasury Ultra Bond	Long	USD	584	117,128,500	March – 2022	4,925,310
						$6,327,512
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Short	USD	482	$105,429,969	March – 2022	$(238,189)
U.S. Treasury Ultra Note 10 yr	Short	USD	142	20,858,469	March – 2022	(454,512)
						$(692,701)
At November 30, 2021, the fund had liquid securities with an aggregate value of $4,859,329 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,079,116,607	$—	$1,079,116,607
Non - U.S. Sovereign Debt	—	3,939,524	—	3,939,524
Municipal Bonds	—	44,088,214	—	44,088,214
U.S. Corporate Bonds	—	21,786,946	—	21,786,946
Residential Mortgage-Backed Securities	—	1,240,372,592	—	1,240,372,592
Commercial Mortgage-Backed Securities	—	119,937,307	—	119,937,307
Asset-Backed Securities (including CDOs)	—	65,737,983	—	65,737,983
Mutual Funds	762,735,267	—	—	762,735,267
Total	$762,735,267	$2,574,979,173	$—	$3,337,714,440
Other Financial Instruments
Futures Contracts – Assets	$6,327,512	$—	$—	$6,327,512
Futures Contracts – Liabilities	(692,701)	—	—	(692,701)

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$688,575,859	$644,596,335	$570,436,927	$—	$—	$762,735,267
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$215,029	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.